CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (10,693)	$ (3,609)	$ (1,692)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	493	411	345
Share-based compensation	3,880	2,827	1,489
Retention plan associated with acquisition and other compensation in shares	370	502
Impairment of intangible assets	4,122
Amortization of intangible assets	2,372	2,862	1,215
Accretion of payment obligations related to acquisitions	(8)	477	682
Change in fair value of payment obligations	35	(2,067)
Change in:
Accrued severance pay, net	24	184	(46)
Trade receivables	(2,544)	1,512	(767)
Other accounts receivable and prepaid expenses	(29)	(364)	265
Other long-term assets	14	(174)	(1)
Trade payables	(279)	343	(136)
Deferred revenues	1,570	2,533	1,674
Employees and payroll accruals	1,101	635	(187)
Accrued expenses and other current liabilities	594	(202)	782
Liability presented at fair value and other long-term liabilities	(185)	(91)	(187)
Tax deficiencies (benefit) related to exercise of stock options	171	(218)	(121)
Change in deferred taxes, net	(1,833)	(641)	(224)
Net cash provided by (used in) operating activities	(825)	4,920	3,091
Cash flows from investing activities:
Purchase of property and equipment	(456)	(625)	(446)
Decrease (increase) in restricted cash		430	(430)
Cash paid in connection with acquisition, net of acquired cash (Note 3)		(10,402)	(748)
Net cash used in investing activities	(456)	(10,597)	(1,624)
Cash flows from financing activities:
Proceeds from exercise of warrants and options	289	1,164	888
Payment of contingent consideration	(1,990)	(2,054)
Tax benefit (deficiencies) related to exercise of stock options	(171)	218	121
Net cash provided by (used in) financing activities	(1,872)	(672)	1,009
Foreign currency translation adjustments on cash and cash equivalents	(203)	(88)	2
Increase (decrease) in cash and cash equivalents	(3,356)	(6,437)	2,478
Cash and cash equivalents at the beginning of the year	12,522	18,959	16,481
Cash and cash equivalents at the end of the year	9,166	12,522	18,959
Cash paid during the year for:
Income taxes	653	1,558	500
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares related to acquisition	$ 224	$ 6,600	$ 503